Nature of Business and Organization (Details) - Schedule of Accompanying Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	An Australia company
Ownership	100% owned by Ebang International through its subsidiaries
Hangzhou Dewang Information Technology Co., Ltd. [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company
Ownership	51.05% owned by Ebang International through its subsidiaries
Hangzhou Dewang Information Technology Co., Ltd. One [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on December 31, 2015
Hangzhou Dewang Information Technology Co., Ltd. Two [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for the design and manufacture of blockchain chips
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	A Hong Kong company
Ownership	100% owned by Ebang International through its subsidiaries
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on February 12, 2016
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for the trading of blockchain chips
Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”) Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company
Ownership	99.99% owned by Ebang International through its subsidiaries
Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”) Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on January 21, 2010
Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”) Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally holding our businesses in the design, manufacture and sale of telecommunications and blockchain processing equipment
Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company
Ownership	99.99% owned by Ebang International through its subsidiaries
Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on August 11, 2010
Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for the design, manufacture and sale of telecommunications and blockchain processing equipment
Ebonex Australia Pty Ltd (“Ebonex Australia”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on April 22, 2021
Ebonex Australia Pty Ltd (“Ebonex Australia”) One [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for operating the cryptocurrency exchange platform
Compass Global Holdings Pty Ltd (“Compass Global”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	An Australia company
Ownership	100% owned by Ebang International through its subsidiaries
Compass Global Holdings Pty Ltd (“Compass Global”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Acquired on March 21, 2022
Compass Global Holdings Pty Ltd (“Compass Global”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for operating the cross-border payment and foreign exchange business